Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents. For lease agreements with escalated rental payments, they are recognized on a straight-line basis over the lease term.

Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2018:

	RMB	US$
Year ending December 31:
2019	18,433,797	2,681,085
2020	10,255,828	1,491,648
2021 and after	5,082,137	739,166

Total	33,771,762	4,911,899

Legal contingencies

The Company is not currently involved in any legal proceedings which could result in material loss contingencies.

Risk assurance contingencies

The Company estimated and accrued for the contingent loss related to the risk assurance liability as disclosed in Note 12.